DEFERRED INCOME (Tables)	6 Months Ended
Jun. 30, 2026
DEFERRED INCOME.
Schedule of benefit recognized from asset and research and development related subsidy

Asset-related
subsidy
US$
Balance as of December 31, 2025	311,912
Subsidy received	10,200
Recognized as government grants during the period	(52)
Deconsolidation of subsidiaries	(1,782)
Foreign currency translation adjustment	10,056
Balance as of June 30, 2026	330,334